Long-Term Borrowings - Additional Information (Detail) - Aegon N.V [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of long-term borrowings [Line Items]
Long-term borrowing, market value	€ 1,728	€ 1,649
Bottom of range [member]
Disclosure of long-term borrowings [Line Items]
Borrowing maturity	4 years
Long-term borrowing, interest rate	1.00%
Top of range [member]
Disclosure of long-term borrowings [Line Items]
Borrowing maturity	19 years
Long-term borrowing, interest rate	6.625%